Financial investments and non-current prepayments	12 Months Ended
Dec. 31, 2019
Categories of non-current financial assets [abstract]
Disclosure of prepayments and other assets [text block]

13 Financial investments and non-current prepayments

Non-current financial investments
	At 31 December
(in USD million)	2019	2018

Bonds	1,629	1,261
Listed equity securities	1,261	530
Non-listed equity securities	710	664

Financial investments	3,600	2,455

Bonds and equity securities mainly relate to investment portfolios held by Equinor's captive insurance company and other listed and non-listed equities held for long-term strategic purposes, mainly accounted for using fair value through profit or loss

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2019	2018

Interest bearing financial receivables	413	345
Prepayments and other non-interest bearing receivables	800	688

Prepayments and financial receivables	1,214	1,033

Interest bearing financial receivables primarily relate to loans to employees and project financing of equity accounted companies.

Current financial investments
	At 31 December
(in USD million)	2019	2018

Time deposits	4,158	4,129
Interest bearing securities	3,268	2,912

Financial investments	7,426	7,041

At 31 December 2019, current financial investments include USD 377 million investment portfolios held by Equinor’ s captive insurance company which mainly are accounted for using fair value through profit or loss. The corresponding balance at 31 December 2018 was USD 896 million.

For information about financial instruments by category, see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk.